Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Summary of total revenues

For the years ended December 31	2022	2021
Revenue from contracts with customers
Streaming and related interests
Silver	$61,051	$68,777
Gold	50,222	42,885
Other	10,301	7,609
Royalty Interests	28,705	31,150
Revenue - other	1,606	—
Total revenues	$151,885	$150,421

For the years ended December 31	2022	2021
Revenue from contracts with customers
Streaming and related interests
Cerro Lindo	$46,742	$55,140
Northparkes	25,316	26,797
Altan Tsagaan Ovoo	15,503	6,096
RBPlat	13,817	14,564
Renard	9,437	6,903
Buriticá	9,150	7,922
Other	1,609	1,849
	$121,574	$119,271
Royalty Interests
Fosterville	$15,275	$18,570
Young-Davidson	5,602	5,067
Dargues	4,218	3,121
Other	3,610	4,392
	$28,705	$31,150
Revenue from contracts with customers	$150,279	$150,421
Revenue - other	$1,606	$—
Total revenues	$151,885	$150,421